Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Debt Securities [Abstract]
Schedule of marketable securities
The detail, by classification and type, of Marketable debt securities is as follows:

Million euros
	2019	2018	2017
Classification:
Financial liabilities held for trading	—	—	—
Financial liabilities designated at fair value through profit or loss	3,758	2,305	3,056
Financial liabilities at amortised cost	258,219	244,314	214,910
	261,977	246,619	217,966
Type:
Bonds and debentures outstanding	208,455	195,498	176,719
Subordinated	20,878	23,676	21,382
Notes and other securities	32,644	27,445	19,865
	261,977	246,619	217,966

Maturity of subordinated liabilities and debentures
The distribution of the book value of debt securities issued by contractual maturity is shown below:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	130	1,313	19,435	20,878
Senior unsecured debt	—	3.128	9.504	18,923	33,263	31,199	22,283	118,300
Senior secured debt	—	8.172	1.938	13,333	33,106	14,743	18,863	90,155
Promissory notes and other securities	—	4.941	11.455	16,248	—	—	—	32,644
Debt securities issued	—	16.241	22.897	48,504	66,499	47,255	60,581	261,977
The distribution by contractual maturity of the notional amounts of these debt securities issued is as follows:

Million euros
	On demand	Within 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Subordinated debt	—	—	—	—	129	1,299	19,221	20,649
Senior unsecured debt	—	3,056	9,286	18,489	32,499	30,483	21,771	115,584
Senior secured debt	—	8,152	1,934	13,301	33,026	14,707	18,818	89,938
Promissory notes and other securities	—	5,058	11,725	16,631	—	—	—	33,414
Debt securities issued	—	16,266	22,945	48,421	65,654	46,489	59,810	259,585
The analysis of the maturities of lease liabilities as of 31 December 2019 is shown below:

Million euros
2019
Maturity Analysis - Discounted payments
Within 1 year	766
Between 1 and 3 years	1,254
Between 3 and 5 years	875
Later than 5 years	2,213
Total Discounted payments at 31 December 2019	5,108

Detail, by currency of issue, of bonds and debentures outstanding
The detail, by currency of issue, of Bonds and debentures outstanding is as follows:

				2019
	Million euros
Currency of issue	2019	2018	2017	Outstanding issue amount in foreign currency (Million)	Annual interest rate (%)
Euro	89,008	85,479	83,321	89,008	1.13%
US dollar	64,952	62,021	48,688	72,967	3.01%
Pound sterling	20,178	16,616	13,279	17,167	2.15%
Brazilian real	15,292	15,778	17,309	69,054	4.94%
Chilean peso	6,848	6,460	5,876	5,791,169	4.48%
Other currencies	12,177	9,144	8,246
Balance at end of year	208,455	195,498	176,719

Changes in Bonds and debentures outstanding
The changes in Bonds and debentures outstanding were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	195,498	176,719	183,278
Net inclusion of entities in the Group	—	—	11,426
Of which:
Banco Santander, S.A. (Group Banco Popular S.A.U.)	—	—	11,426
Issues	64,184	68,306	62,260
Of which:
Santander Consumer USA Holdings Inc.	15,631	15,627	11,242
Banco Santander (Brasil) S.A.	13,227	16,422	16,732
Banco Santander, S.A.*	12,066	7,683	10,712
Santander Consumer Finance, S.A.	5,150	3,605	2,508
Grupo Santander UK	4,547	14,984	7,625
Santander Holdings USA, Inc.	2,778	1,210	4,133
Banco Santander - Chile	1,644	1,483	579
Santander Consumer Bank A.S.	1,572	1,342	1,117
PSA Banque France	1,132	716	1,032
PSA Bank Deutschland GmbH	1,104	600	13
Santander International Products, Plc.	848	249	588
SCF Rahoituspalvelut VIII DAC	799	—	—
Santander Consumer Bank AG	750	—	749
Santander Consumer Bank S.p.A.	589	—	151
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	577	560	118
Banco Santander Totta, S.A.	—	—	1,999
SCF Rahoituspalvelut KIMI VI DAC	—	—	635
Redemptions and repurchases	(52,462)	(48,319)	(66,871)
Of which:
Santander Consumer USA Holdings Inc.	(14,517)	(11,939)	(10,264)
Banco Santander (Brasil) S.A.	(12,817)	(14,802)	(23,187)
Santander Group UK	(9,115)	(6,800)	(13,303)
Banco Santander, S.A.*	(3,303)	(4,752)	(9,956)
Santander Consumer Finance, S.A.	(2,550)	(2,366)	(1,618)
Santander Holdings USA, Inc.	(1,990)	(903)	(759)
Santander Consumer Bank AS	(1,551)	(1,268)	(337)
PSA Bank Deutschland GmbH	(902)	(488)	(23)
Banco Santander- Chile	(848)	(204)	(1,442)
Banco Santander Totta, S.A.	(739)	(41)	(998)
Santander International Products, Plc.	(722)	(491)	(310)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(159)	(579)	(224)
Santander Bank, National Association	—	—	(886)
Banca PSA Italia S.p.A.	—	(600)	—
Exchange differences and other movements	1,235	(1,208)	(13,374)
Balance at year-end	208,455	195,498	176,719

*	As of 31 December 2017, issuer entities were included.

Information on liabilities secured by financial assets
Set forth below is information on the liabilities secured by financial assets:

Million euros
	2019	2018	2017
Asset-backed securities	38,616	38,140	32,505
Of which, mortgage-backed securities	3,819	5,197	4,034
Other mortgage securities	50,269	46,026	52,497
Of which: mortgage-backed bonds	24,736	22,023	23,907
Territorial covered bond	1,270	1,270	1,270
	90,155	85,436	86,272

Information required by Bank of Spain
The information required by Bank of Spain Circulars 7/2010 and 5/2011, by application of Royal Decree 716/2009, of 24 April is as follows:

Million euros
	2019	2018	2017
Face value of the outstanding mortgage loans and credits that support the issuance of mortgage-backed and mortgage bonds pursuant to Royal Decree 716/2009 (excluding securitised bonds)	84,720	85,610	91,094
Of which:
Loans eligible to cover issues of mortgage-backed securities	59,517	60,195	59,422
Transfers of assets retained on balance sheet: mortgage-backed certificates and other securitised mortgage assets	14,569	15,807	18,202